Document And Entity Information	3 Months Ended
Mar. 31, 2017
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	To amend original S-1
Document Period End Date	Mar. 31, 2017
Entity Registrant Name	OPGEN INC
Entity Central Index Key	0001293818
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Trading Symbol	OPGN